THE JPM INSTITUTIONAL FUNDS
Supplement dated July 29, 1997, as applicable to the following Prospectuses:
The JPM Institutional Funds, dated 2/28/97
The JPM Institutional Money Market Fund, dated 2/28/97
The JPM Institutional Federal Money Market Fund, dated 2/28/97
The JPM Institutional Tax  Exempt  Money  Market  Fund,  dated  12/27/96
The JPM Institutional Short Term Bond Fund,  dated 2/28/97
The JPM Institutional Bond Fund, dated 2/28/97
The JPM Institutional Tax Exempt Bond Fund, dated 12/27/96
The JPM Institutional International   Bond  Fund,  dated  12/27/96
The JPM Institutional Diversified  Fund, dated 9/27/96
The JPM Institutional Selected U.S. Equity Fund, dated 9/27/96
The JPM Institutional U.S. Small Company Fund, dated 9/27/96
The JPM Institutional International Equity Fund, dated 2/28/97
The JPM Institutional Emerging Markets Equity Fund, dated 2/28/97
(Supersedes all supplements with respect to the above Funds dated prior to July 29, 1997)

FUND/PORTFOLIO NAME CHANGES:

1.    The following Funds changed their respective names effective May 12, 1997:

 FROM
The JPM Institutional Money Market Fund
The JPM Institutional Selected U.S. Equity Fund

 TO
The JPM Institutional Prime Money Market Fund
The JPM Institutional U.S. Equity Fund

      The names of the Portfolios corresponding to these Funds changed accordingly.

      The Portfolio corresponding to the INTERNATIONAL EQUITY FUND changed its name to The International Equity Portfolio.

INVESTMENT POLICY REVISIONS:

2. The second sentence in the paragraph above the heading "Municipal Bonds" under "Investment Objective(s) and Policies" in the Prospectuses for the TAX EXEMPT MONEY MARKET FUND is replaced with the following:

         The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates. During normal market conditions, the Portfolio
  1
will invest substantially all, and not less than 80%, of its net assets in tax exempt obligations. The Portfolio generally will not invest in taxable securities, although in abnormal market conditions, if, in the judgment of the Advisor, tax exempt securities satisfying the Portfolio's investment objective may not be purchased, the Portfolio may, for defensive purposes only, temporarily invest up to 20% of its total assets in such securities.

3. The first sentence of the second paragraph under the caption "Quality Information" in the Prospectuses for the TAX EXEMPT MONEY MARKET FUND is replaced with the following:

         The Portfolio may purchase municipal obligations together with puts.

4. The sub-section entitled "Taxable Investments for the Tax Exempt Funds" in the combined Prospectus is replaced with the following:

         TAXABLE INVESTMENTS FOR THE TAX EXEMPT FUNDS. Each of the Portfolios for the TAX EXEMPT MONEY MARKET AND TAX EXEMPT BOND FUNDS attempts to invest its assets in tax exempt municipal securities; however, under certain circumstances the Portfolios are permitted to invest in securities the interest income on which may be subject to federal, state or local income taxes. The Tax Exempt Bond Portfolio may invest up to 20% of the value of its total assets in taxable investments pending investment of proceeds from sales of its interests or portfolio securities, pending settlement of purchases of portfolio securities, to maintain liquidity or, in the case of either Portfolio, when it is advisable in the Advisor's opinion because of adverse market conditions. The Tax Exempt Bond Portfolio will invest in taxable securities only if there are no tax exempt securities available for purchase or if the expected return from an investment in taxable securities exceeds the expected return on available tax exempt securities. In abnormal market conditions, if, in the judgment of the Advisor, tax exempt securities satisfying the investment objective of the Tax Exempt Money Market Fund or the Tax Exempt Bond may not be purchased, its corresponding Portfolio may, for defensive purposes only, temporarily invest up to 20% of its total assets in money market securities, in the case of the Tax Exempt Money Market Fund, and more than 20% of its net assets in debt securities in the case of the Tax Exempt Bond Fund, the interest on which is subject to federal, state or local income taxes. The taxable investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements and, in the case of the Tax Exempt Bond Portfolio, other debt securities which meet the Portfolio's quality requirements. See Taxes.

5. The sub-section entitled "Taxable Investments" in the individual Prospectus for the TAX EXEMPT MONEY MARKET FUND is revised accordingly.

6. The first paragraph of the sub-section entitled "Quality Information" in the Prospectuses for the TAX EXEMPT BOND FUND is replaced with the following:


QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"). The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in the Advisor's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment.

7. The following is inserted directly under the heading "Additional Investment Information and Risk Factors" in the individual Prospectus for the TAX EXEMPT BOND AND DIVERSIFIED FUNDS:

BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

8. The paragraphs under the heading "Below Investment Grade Debt" in the combined Prospectus are applicable to the TAX EXEMPT BOND AND DIVERSIFIED FUNDS. 3

9. The sub-section entitled "Quality Information" in the Prospectuses for the DIVERSIFIED FUND is replaced with the following:

QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 75% of that portion of the Portfolio invested in fixed income securities will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"), of which at least 65% of the Portfolio's fixed income investments will be rated A or better. The remaining 25% of the Portfolio's fixed income investments may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in the Advisor's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's or BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more information on these ratings.

10. The first sentence in the paragraph above the heading "Treasury Securities; Certain U.S. Government Agency Obligations" under "Investment Objective(s) and Policies" in the Prospectuses for the FEDERAL MONEY MARKET FUND is revised as follows:


         The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and in obligations of certain U.S. Government agencies described below.

11.  The  third,   fourth  and  fifth  sentences  under  the  heading  "Treasury
Securities; Certain U.S. Government Agency Obligations" in the Prospectuses for the FEDERAL MONEY MARKET FUND are revised as follows:

         During ordinary market conditions substantially all of the Portfolio's net assets will be invested in Treasury Securities and obligations issued by U.S. Government agencies, that are generally exempt from state and local income taxes, where the Portfolio must look to the issuing agency for ultimate repayment, including the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of 397 days or less at the time of purchase by the Portfolio.

12. The last two sentences under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the combined Prospectus and the similar paragraph in the individual Prospectus for the FEDERAL MONEY MARKET FUND are deleted.

13. The second to last sentence under the heading "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectuses for the FEDERAL MONEY MARKET FUND is revised as follows:
4

         The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and, although it has no current intention to do so, may engage in repurchase and reverse repurchase agreement transactions involving such securities.

14. The first sentence under the heading "Repurchase Agreements" in the individual Prospectus for the FEDERAL MONEY MARKET FUND is revised as follows:

The Portfolio may, although it has no current intention to do so, engage in repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Portfolio's Trustees.

15. The third sentence under the heading "Repurchase Agreements" in the individual Prospectus for the FEDERAL MONEY MARKET FUND is revised as follows:

         The Portfolio may only enter into repurchase agreements involving Treasury Securities and Permitted Agency Securities.

16. The third sentence under the heading "Repurchase Agreements" in the combined Prospectus is revised as follows:

         Although it has no current intention to do so, the Portfolio for the FEDERAL MONEY MARKET FUND may engage in repurchase agreements and may only enter into repurchase agreements involving Treasury Securities and Permitted Agency Securities.

17. The second sentence of the seventh paragraph under the heading "Investment Objective and Policies" in the individual Prospectus for the INTERNATIONAL EQUITY FUND is replaced with the following:

         Through the use of forward foreign currency exchange contracts, the Advisor will adjust the Portfolio's foreign currency weightings relative to the EAFE Index. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar.


18. The similar sentence on page 29 in the combined Prospectus is revised accordingly.

19. The seventh sentence under the heading "Equity Investments" in the individual Prospectus for the DIVERSIFIED FUND is replaced with the following:

         Through the use of forward foreign currency exchange contracts, the Advisor will adjust the Portfolio's foreign currency weightings relative to the EAFE Index. From time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar.
5

20. The similar sentence on page 32 in the combined Prospectus is revised accordingly.

21. The following is added after the second sentence of the second paragraph under the heading "Foreign Currency Exchange Transactions" in the individual Prospectus for the INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS:

         These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts.

22. The sentence "The Portfolio(s) will not enter into forward contracts for speculative purposes." in the above paragraph is deleted in the Prospectuses for the BOND, SHORT TERM BOND, INTERNATIONAL BOND, U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS.

23.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the INTERNATIONAL EQUITY FUND is replaced with the following:

         The Portfolio may enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the EAFE Index. The Portfolio may also enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

24.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the EMERGING MARKETS EQUITY FUND is replaced with the following:

The Portfolio may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Portfolio may also enter into forward foreign currency exchange contracts to adjust its currency exposure relative to its benchmark, the MSCI Emerging Markets Free Index. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.
6

25.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the Prospectus for the DIVERSIFIED FUND is replaced with the following:

The Portfolio may enter into forward foreign currency exchange contracts to adjust its currency exposure relative to the EAFE Index, the benchmark for its international equity investments. The Portfolio may also enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Portfolio's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

26.  The  third  paragraph  under  the  heading   "Foreign   Currency   Exchange
Transactions" in the combined Prospectus is replaced with the following:


         Each of these Portfolios may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. The Advisor may reduce the foreign currency exposure of these Portfolios by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. In addition, the Portfolios for the INTERNATIONAL EQUITY AND DIVERSIFIED FUNDS may enter into forward foreign currency exchange contracts to adjust their foreign currency exposures relative to the EAFE Index. The Portfolio for the EMERGING MARKETS EQUITY FUND may enter into such transactions to adjust its foreign currency exposure relative to the MSCI Emerging Markets Free Index. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

MONEY MARKET FUNDS:  CUT-OFF TIMES FOR PURCHASES AND REDEMPTIONS:

27. The third sentence in the second paragraph of the sub-section entitled "Purchase Price and Settlement" in the Prospectuses for the PRIME MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is revised as applicable to the Fund(s) described therein:

Purchase orders must be received by 12:00 noon for the TAX EXEMPT MONEY MARKET FUND, 1:00 p.m. for the FEDERAL MONEY MARKET FUND and 4:00 p.m. for the PRIME MONEY MARKET FUND and immediately available funds must be received by 4:00 p.m. New York time on a business day for the purchase to be effective and dividends to be earned on the same day.

         The fifth sentence in the same paragraph is revised to change the reference to the cut-off time for purchases to 4:00 p.m.

28. The second paragraph of the sub-section entitled "Method of Redemption" in the Prospectuses for the PRIME MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is revised accordingly to change the cut-off time for redemptions to 12:00 noon for the TAX EXEMPT MONEY MARKET FUND, 1:00 p.m. for the FEDERAL MONEY MARKET FUND and 4:00 p.m. for the PRIME MONEY MARKET FUND.
7

MONEY MARKET FUNDS:  SHORT-TERM GAINS:

29. The second paragraph under the caption "Dividends and Distributions" in the Prospectuses for the PRIME MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is replaced with the following:

Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

COMPREHENSIVE CHANGES:

30. The following footnote is inserted directly beneath the Shareholder Transaction Expense table with reference to Sales Load Imposed on Purchases in the individual Prospectus for the DIVERSIFIED, U.S. EQUITY AND U.S. SMALL COMPANY FUNDS:

*Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the FundOs shares through such institutions.

31. Effective February 10, 1997, Morgan has agreed to waive its shareholder servicing fees and reimburse the TAX EXEMPT MONEY MARKET FUND for the remainder of the Fund's expenses (excluding extraordinary expenses and expenses allocated to the Fund from the Fund's corresponding Portfolio), thereby reducing current total operating expenses of the Fund. This waiver and reimbursement arrangement is in effect until December 31, 1997 in addition to the reimbursement described under Expenses in the Prospectus. There is no assurance that Morgan will continue this arrangement beyond that date. The Expense Table and Example in the Prospectus is revised as follows:
8

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
EXPENSE TABLE
ANNUAL OPERATING EXPENSES
Advisory fees............................................................ 0.18%
Rule 12b-1 fees.......................................................... None
Other Expenses (after waiver and expense reimbursements) ................ 0.07%
                                                                          ----
Total Operating Expenses (after waiver and expense reimbursements) ...... 0.25%
                                                                          ====

The information in the expense table has been restated to reflect contractual fees and other expenses described in the Prospectus after the current waiver and reimbursement arrangements described above. Fees and expenses in the table are expressed as a percentage of the Fund's estimated average daily net assets for its current fiscal year and assume the current arrangements were in effect throughout the year. If actual assets are lower than estimated, Total Operating Expenses may, because of the Portfolio's expenses allocable to the Fund, exceed 0.25% but, in any event, will not exceed 0.35% of the Fund's average daily net assets through December 31, 1997. If the table reflected expenses without current arrangements, Other Expenses would be 0.22% and Total Operating Expenses would be 0.40% of estimated assets. Historical Total Operating Expenses expressed as a ratio to historical average daily net assets for the fiscal year ended August 31, 1996 were 0.42%, assuming no expense reimbursements. See Management of the Trust and the Portfolio.

EXAMPLE
An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 year ............................................................... $ 3
3 years .............................................................. $ 8
5 years .............................................................. $14
10 years ............................................................. $32

32. The following is inserted as the first column in the "Financial Highlights" table in the Prospectus(es) for each Fund listed below as applicable to the Fund described therein:


                                   U.S. EQUITY FUND             U.S. SMALL COMPANY FUND             DIVERSIFIED FUND
                               For the Six Months Ended         For the Six Months Ended        For the Six Months Ended
                                  November 30, 1996                November 30, 1996               December 30, 1996
                                     (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD                            $14.00                           $13.97                           $12.02
                                       ------                           ------                           ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income                  0.07                             0.04                             0.17
Net Realized and Unrealized
  Gain (Loss) on Investment            1.41                             0.16                             0.76
                                       ----                             ----                             ----
  Total from Investment
    Operations                         1.48                             0.20                             0.93
                                       ----                             ----                             ----
LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income                  (0.07)                           (0.05)                           (0.37)
Net Realized Gain                      (0.87)                           (0.66)                           (0.60)
                                       -------                          ------                           ------
  Total Distributions to
    Shareholders                       (0.94)                           (0.71)                           (0.97)
                                       ------
NET ASSET VALUE, END OF
  PERIOD:                              $14.54                           $13.46                           $11.98
                                       ======                           ======                           ======
Total Return                           11.56% (a)                        1.92% (a)                        8.01% (a)
RATIOS AND SUPPLEMENTAL
  DATA:
Net Assets, End of Period (in
  thousands)                           $268,502                          $333,568                        $198,071
Ratios to Average Net Assets
  Expenses                             0.60% (b)                        0.80% (b)                        0.65% (b)
  Net Investment Income                1.40% (b)                        0.84% (b)                        3.33% (b)
  Decrease Reflected in
    Expense Ratio due to
    Expense Reimbursement              0.07% (b)                        0.10% (b)                        0.27% (b)
         (a) Not Annualized.  (b) Annualized.

10

33. The first sentence of the third paragraph on the front page of the individual Prospectus for the FEDERAL MONEY MARKET FUND is revised as follows:

         UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE FEDERAL MONEY MARKET PORTFOLIO (FORMERLY THE TREASURY MONEY MARKET PORTFOLIO (THE "PORTFOLIO")), A CORRESPONDING DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND.

34. The last sentence of the second paragraph under "Investment Objective and Policies" in the individual Prospectus for the FEDERAL MONEY MARKET FUND is revised as follows:

         The Fund attempts to achieve its investment objective by investing all of its investable assets in The Federal Money Market Portfolio, a diversified open-end management investment company having the same investment objective as the Fund.

     35. The following is added after the first sentence of the third paragraph under the caption "Investment Objective and Policies" in the individual Prospectus and to the appropriate paragraphs on pages 19 and 20 in the combined Prospectus for the PRIME MONEY MARKET AND FEDERAL MONEY MARKET FUNDS: The market value of obligations in which the Portfolio invests is not guaranteed and may rise and fall in response to changes in interest rates.

36. The last sentence of the second paragraph under the caption "Investment Objective and Policies" in the individual Prospectus for the U.S. SMALL COMPANY FUND is replaced with the following:

The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

37. The fifth sentence under the heading OAdvisorO in the individual Prospectus for the FEDERAL MONEY MARKET, PRIME MONEY MARKET, TAX EXEMPT MONEY MARKET, SHORT TERM BOND, BOND, TAX EXEMPT BOND, DIVERSIFIED, INTERNATIONAL BOND, U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS is revised as follows:

         Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $208 billion.

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38.   Portfolio manager biographies as applicable in Prospectus(es) of the Funds described below are revised as follows:

TAX EXEMPT MONEY MARKET FUND: Daniel B. Mulvey, Vice President (since August, 1995, employed by Morgan since September 1992), and Richard W. Oswald, Vice President (since October, 1996, employed by Morgan since 1996 and by CBS prior to October, 1996).

U.S. SMALL COMPANY FUND: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of equity securities of small and medium sized U.S. companies); Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1992 as a portfolio manager of small and medium sized U.S. companies and an equity research analyst); and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996 previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993).

INTERNATIONAL BOND FUND: Dominic J. Pegler, Vice President (since April, 1996, employed by Morgan since April, 1996, previously an economist at Bank of England) and Maria Ryan, Associate (since January, 1997, employed by Morgan since prior to 1992).

39. The following is added after the first paragraph below the heading "Shareholder Servicing" in the individual Prospectus for the DIVERSIFIED, U.S. EQUITY AND U.S. SMALL COMPANY FUNDS:

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

40. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund described in each individual Prospectus referenced below:

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.


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The Fund  requires  the  minimum  initial  investment  shown below and a minimum subsequent investment of $25,000:


FUND                                                INITIAL INVESTMENT
THE JPM INSTITUTIONAL U.S. EQUITY FUND              $  3,000,000
THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND       $  1,000,000
THE JPM INSTITUTIONAL DIVERSIFIED FUND              $  3,000,000

These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

41. All references to The Pierpont Funds and a Pierpont Fund under the captions "Management of the Trust and the Portfolio" and "Exchange of Shares" are changed to "The JPM Pierpont Funds" and "JPM Pierpont Fund," respectively, in the individual Prospectus for the DIVERSIFIED, SELECTED U. S. EQUITY AND U.S. SMALL COMPANY FUNDS.

42. The following is inserted as the last paragraph under the heading OEligible InstitutionsO in the individual Prospectus for the DIVERSIFIED, U.S. EQUITY AND U.S. SMALL COMPANY FUNDS:

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

43. Any reference to control persons under the caption OOrganizationO in the individual Prospectus for the DIVERSIFIED, U.S. EQUITY, U.S. SMALL COMPANY AND FEDERAL MONEY MARKET FUNDS is deleted.

44. The third sentence of the first paragraph under the heading "Organization" is restated in the Prospectuses for the MONEY MARKET, TAX EXEMPT MONEY MARKET, FEDERAL MONEY MARKET, BOND, SHORT TERM BOND, TAX EXEMPT BOND, INTERNATIONAL BOND, DIVERSIFIED, U.S. EQUITY AND U.S. SMALL COMPANY, INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS as follows:

To date, shares of 24 series have been authorized and are available for sale to the public.

45. The following is added under the heading "Taxes" in the individual Prospectus for the DIVERSIFIED, U.S. EQUITY AND U.S. SMALL COMPANY FUNDS:

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In addition,  no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder
acquires  (such  as  through   dividend   reinvestment)   securities   that  are
substantially identical to shares of the Fund.

DIVIDEND POLICY REVISIONS (EFFECTIVE AUGUST 1, 1997)

46. The last sentence of the sub-section "The Short Term Bond, Bond, Tax Exempt Bond and International Bond Funds" under the heading "Purchase of Shares" in the combined Prospectus is replaced with the following:

         The purchaser will begin to receive the daily dividends on the settlement date.

47. The fourth sentence of the sub-section "The Short Term Bond, Bond, Tax Exempt Bond and International Bond Funds" under the heading "Redemption of Shares" in the combined Prospectus is replaced with the following:

         The redeemer will continue to receive dividends on these shares through the day before the settlement date.

48. The sub-section "The Short Term Bond, Bond and Tax Exempt Bond Funds" under the heading "Dividends and Distributions" in the combined Prospectus is applicable to the INTERNATIONAL BOND FUND.

49. The sub-section caption and first sentence of the fifth paragraph under the heading "Dividends and Distributions" in the combined Prospectus are replaced with the following:

         THE U.S. EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND DIVERSIFIED FUNDS. Dividends consisting of substantially all the Fund's net investment income, if any, are declared and paid at least four times a year for the U.S. EQUITY FUND, at least twice a year for the U.S. SMALL COMPANY FUND, annually for the INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS and quarterly for the DIVERSIFIED FUND.

50. The INTERNATIONAL BOND FUND accrues dividends daily and distributes income dividends monthly.

       The second paragraph under the heading "Purchase Price and Settlement" in the individual Prospectus for the INTERNATIONAL BOND FUND is replaced with the following:

     To purchase shares in the Fund, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in placing an order for Fund shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

       The following is added after the third sentence of the second paragraph under the heading "Method of Redemption" in the individual Prospectus for the INTERNATIONAL BOND FUND:

The redeemer will continue to receive dividends on these shares through the day before the settlement date.

       The following replaces the first paragraph under the heading "Dividends and Distributions" in the individual Prospectus for the INTERNATIONAL BOND FUND:

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immediately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income for the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order through the day before the settlement date of a redemption order.

Substantially all the realized net capital gains of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

51. The first sentence under the heading "Dividends and Distributions" in the individual Prospectus for the U.S. EQUITY FUND is replaced with the following:

         Dividends consisting of substantially all the Fund's net investment income, if any, are declared and paid at least four times a year.

52. The first sentence under the heading "Dividends and Distributions" in the individual Prospectus for the DIVERSIFIED FUND is replaced with the following:

         Dividends consisting of substantially all the Fund's net investment income, if any, are declared and paid quarterly.









INSTSUPP-977
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